Acquisition of Mobile Tint LLC (Details) - USD ($)	1 Months Ended			9 Months Ended
	Jul. 22, 2021	Jul. 21, 2021	Jun. 30, 2021	Sep. 30, 2021
Acquisition of Mobile Tint LLC (Details) [Line Items]
Exchange agreement percentage	80.00%
Common stock amount (in Dollars)	$ 800,000
Average value percentage	300.00%
Base salary percentage		50.00%		50.00%
Monthly rent (in Dollars)		$ 5,600
Exchange agreement, description				The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.
Exchange Agreement [Member]
Acquisition of Mobile Tint LLC (Details) [Line Items]
Shares issued (in Shares)	28,021,016
LLC [Member]
Acquisition of Mobile Tint LLC (Details) [Line Items]
Exchange agreement, description				The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.
Business Combination [Member]
Acquisition of Mobile Tint LLC (Details) [Line Items]
Acquire of remaining shares percentage	20.00%
Mobile’s Member Units [Member] | Business Combination [Member]
Acquisition of Mobile Tint LLC (Details) [Line Items]
Acquire percentage			80.00%
Issued and outstanding percentage			80.00%